Document and Entity Information	Mar. 25, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2020
Document Effective Date	Mar. 25, 2020
Prospectus Date	May 01, 2019